Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income taxes domestic pre-tax loss	$ 12,732,735	$ 11,587,158
Income taxes domestic pre-tax loss	415,553	(328,895)
Operating loss carryforward	$ 28,000,639	$ 18,187,286
Internal Revenue Code [Member]
Income Taxes [Line Items]
Ownership percentage	5.00%
Internal Revenue Code [Member] | Shareholders [Member]
Income Taxes [Line Items]
Ownership percentage	5.00%
Corporation [Member] | Internal Revenue Code [Member]
Income Taxes [Line Items]
Ownership percentage	50.00%